UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364
Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.18%
Corporate-Backed Revenue Bond – 0.88%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	615,000	$605,812
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A
4.50% 10/1/37 (AMT)#	255,000	237,846
		843,658
Education Revenue Bonds – 15.00%
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	503,760
City of Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	428,187
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	327,619
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	453,121
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	568,913
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	185,000	182,774
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	524,925
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	531,431
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	596,668
(Carleton College) 5.00% 3/1/34	275,000	326,414
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	507,332
5.00% 10/1/35	555,000	644,721
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	474,840
(St. Johns University) Series 8-I 5.00% 10/1/31	130,000	149,672
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	146,523
Series 8-G 5.00% 12/1/32	125,000	145,934
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,057,700
(Trustees of The Hamline University) Series B
5.00% 10/1/38	420,000	460,417
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,518,608
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	325,000	347,903

NQ-309 [11/17] 1/18 (364521)     1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	340,000	$330,177
(Great River School Project) Series A 144A
5.25% 7/1/33 #	140,000	144,698
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	270,845
University of Minnesota
Series A 5.00% 9/1/34	1,000,000	1,205,330
Series A 5.00% 4/1/37	1,125,000	1,315,811
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,000,000	1,201,000
		14,365,323
Electric Revenue Bonds – 9.56%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,194,535
Series E 5.00% 1/1/23	1,000,000	1,117,240
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	290,880
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	584,460
Series A 5.00% 10/1/30	240,000	280,210
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	174,877
5.00% 1/1/30	235,000	275,763
5.00% 1/1/31	350,000	404,205
Series A 5.00% 1/1/25	200,000	227,160
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	360,864
Series A 5.00% 12/1/29	500,000	598,320
Series A 5.00% 12/1/31	575,000	683,997
Southern Minnesota Municipal Power Agency
Series A 5.00% 1/1/42	325,000	378,995
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,584,305
		9,155,811
Healthcare Revenue Bonds – 24.86%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	285,525

2     NQ-309 [11/17] 1/18 (364521)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	$501,285
3rd Tier Series C 5.00% 1/1/32	420,000	424,607
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	709,644
City of West St. Paul, Housing and Health Care Facilities
Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	522,210
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	489,955
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	827,460
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	500,910
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	281,200
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	725,000	729,988
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	300,231
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	512,205
5.00% 5/1/28	1,000,000	1,176,310
(North Memorial Health Care) 5.00% 9/1/31	320,000	360,374
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	575,305
Series A 5.00% 11/15/34	500,000	573,770
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	700,000	732,585
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	546,679
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,462,725

NQ-309 [11/17] 1/18 (364521)     3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	$1,086,520
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Remarketing) Series C-1
5.50% 2/15/25 (AGC)	2,500,000	2,704,825
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	925,000	1,020,109
(Olmsted Medical Center Project) 5.125% 7/1/20	630,000	666,521
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,139,250
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	582,015
St. Cloud Health Care Revenue
(Centracare Health System Project) Unrefunded Balance
5.125% 5/1/30	360,000	386,849
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	975,000	1,049,012
(Fairview Health Services)
Series A 4.00% 11/15/43	370,000	387,005
Series A 5.00% 11/15/47	275,000	317,185
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,710,615
5.00% 7/1/33	200,000	227,356
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	509,700
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	520,635
		23,820,565
Housing Revenue Bonds – 0.32%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	20,000	20,043
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	287,782
		307,825
Lease Revenue Bonds – 6.56%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,249,358
Series A 5.00% 6/1/43	715,000	810,510

4     NQ-309 [11/17] 1/18 (364521)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series B 5.00% 3/1/27	1,000,000	$1,124,860
Minnesota Housing Finance Agency
(Housing Infrastructure) Series C 5.00% 8/1/36	1,000,000	1,136,010
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,083,970
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue
5.25% 10/1/25	880,000	881,918
		6,286,626
Local General Obligation Bonds – 4.06%
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities) Series A 4.00% 2/1/27	445,000	496,211
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	272,500
Hennepin County
Series A 5.00% 12/1/26	1,000,000	1,234,650
Metropolitan Council General Obligation Wastewater
Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	632,551
Series C 4.00% 3/1/32	585,000	651,368
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	601,945
		3,889,225
Pre-Refunded/Escrowed to Maturity Bonds – 15.38%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34-19§	750,000	830,873
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22	1,000,000	1,026,400
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A
6.625% 11/15/28-18§	1,500,000	1,574,790
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	1,000,000	1,029,740
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23-18§	1,000,000	1,002,620
(St. Johns University)
Series 6-U 4.40% 10/1/21-18§	325,000	333,209
Series 6-U 4.50% 10/1/23-18§	265,000	271,908

NQ-309 [11/17] 1/18 (364521)     5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
6.875% 12/1/29-19§	950,000	$1,047,251
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,061,700
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,096,842
(Gillette Children’s Specialty Project) 5.00% 2/1/27-19§	1,000,000	1,039,320
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	200,393
Series A 5.00% 11/15/30-25§	120,000	145,740
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,098,010
Series A 5.25% 12/1/28-20§	750,000	828,960
Series D 5.00% 12/1/26-21§	1,000,000	1,126,010
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22-18§	1,000,000	1,022,530
		14,736,296
Special Tax Revenue Bonds – 0.60%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	108,462
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	466,388
		574,850
State General Obligation Bonds – 14.00%
Minnesota
Series A 5.00% 8/1/27	1,610,000	1,938,665
Series A 5.00% 8/1/29	1,000,000	1,192,440
Series D 5.00% 8/1/26	4,500,000	5,528,115
Series D 5.00% 8/1/27	1,500,000	1,836,045
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	448,516
(Various Purposes)
Series A 5.00% 8/1/32	1,120,000	1,317,770
Series F 5.00% 10/1/22	1,000,000	1,147,730
		13,409,281
Transportation Revenue Bonds – 6.03%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,036,740

6     NQ-309 [11/17] 1/18 (364521)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Subordinate
Series B 5.00% 1/1/26	710,000	$791,764
Series B 5.00% 1/1/31	750,000	822,810
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,056,890
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	496,769
Series A 4.00% 8/1/27	545,000	597,260
Series A 4.00% 8/1/28	350,000	380,016
Series A 5.00% 8/1/25	500,000	592,740
		5,774,989
Water & Sewer Revenue Bonds – 1.93%
Guam Government Waterworks Authority
5.00% 7/1/35	330,000	369,221
5.00% 1/1/46	305,000	334,957
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,147,150
		1,851,328
Total Municipal Bonds (cost $92,265,255)		95,015,777

Short-Term Investment – 0.21%
Variable Rate Demand Note – 0.21%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Allina Health System) Series B-2
0.90% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	200,000	200,000
Total Short-Term Investment (cost $200,000)		200,000

Total Value of Securities – 99.39%
(cost $92,465,255)		95,215,777

Receivables and Other Assets Net of Liabilities – 0.61%		582,710
Net Assets Applicable to 8,723,263 Shares Outstanding – 100.00%		$95,798,487

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2017, the aggregate value of Rule 144A securities was $1,220,402, which represents 1.27% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2017.

NQ-309 [11/17] 1/18 (364521)     7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Nov. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – National Association

See accompanying notes.

8     NQ-309 [11/17] 1/18 (364521)

Notes
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Intermediate Tax-Free Funds (Trust) - Delaware Tax-Free Minnesota Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-309 [11/17] 1/18 (364521)     9

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$95,015,777
Short-Term Investment	200,000
Total Value of Securities	$95,215,777

During the period ended Nov. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-309 [11/17] 1/18 (364521)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: